Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2020
Registrant Name	DREYFUS AMT-FREE NEW YORK MUNICIPAL CASH MANAGEMENT
Entity Central Index Key	0000878734
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 28, 2020
Document Effective Date	Jun. 01, 2020
Prospectus Date	Jun. 01, 2020
Institutional Shares | Dreyfus Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DICXX
Institutional Shares | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus:
Trading Symbol	DGCXX
Institutional Shares | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus:
Trading Symbol	DIPXX
Institutional Shares | Dreyfus Treasury Obligations Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DTRXX
Institutional Shares | Dreyfus Treasury Securities Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIRXX
Institutional Shares | Dreyfus Amt-Free Tax Exempt Cash Management Fund | DREYFUS AMT-Free TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus:
Trading Symbol	DEIXX
Institutional Shares | Dreyfus Amt-Free Municipal Cash Management Plus | Institutional Shares
Prospectus:
Trading Symbol	DIMXX
Institutional Shares | Dreyfus Amt-Free New York Municipal Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIYXX
Investor Shares | Dreyfus Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVCXX
Investor Shares | Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Prospectus:
Trading Symbol	DGVXX
Investor Shares | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Investor Shares
Prospectus:
Trading Symbol	DVPXX
Investor Shares | Dreyfus Treasury Obligations Cash Management | Investor Shares
Prospectus:
Trading Symbol	DTVXX
Investor Shares | Dreyfus Treasury Securities Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVRXX
Investor Shares | Dreyfus Amt-Free Tax Exempt Cash Management Fund | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT - Investor Shares
Prospectus:
Trading Symbol	DEVXX
Investor Shares | Dreyfus Amt-Free Municipal Cash Management Plus | Investor Shares
Prospectus:
Trading Symbol	DVMXX
Investor Shares | Dreyfus Amt-Free New York Municipal Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVYXX
Participant Shares | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Participant Shares
Prospectus:
Trading Symbol	DPGXX
Participant Shares | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Participant Shares
Prospectus:
Trading Symbol	DGPXX
Participant Shares | Dreyfus Treasury Obligations Cash Management | Participant Shares
Prospectus:
Trading Symbol	DTPXX
Participant Shares | Dreyfus Treasury Securities Cash Management | Participant Shares
Prospectus:
Trading Symbol	DPRXX
Participant Shares | Dreyfus Amt-Free Municipal Cash Management Plus | Participant Shares
Prospectus:
Trading Symbol	DMUXX
Participant Shares | Dreyfus Amt-Free New York Municipal Cash Management | Participant Shares
Prospectus:
Trading Symbol	DMDXX